UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED SPECIAL SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Selected American Shares	3
Selected Special Shares	5

Fund Overview:
Selected American Shares	7
Selected Special Shares	8
Selected Daily Government Fund	9

Expense Example	10

Schedule of Investments:
Selected American Shares	12
Selected Special Shares	17
Selected Daily Government Fund	21

Statements of Assets and Liabilities	23

Statements of Operations	25

Statements of Changes in Net Assets	26

Notes to Financial Statements	28

Financial Highlights	37

Director Approval of Advisory Agreements	41

Fund Information	44

Privacy Notice and Householding	45

Directors and Officers	46

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.selectedfunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle                                                             Christopher C. Davis                                                              Kenneth C. Feinberg
Chairman                                                      President & Portfolio Manager                                             Portfolio Manager

August 2, 2010

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview

Selected American Shares’ Class S shares delivered a negative return on net asset value of 7.38% (Class D shares declined 7.22%) for the six-month period ended June 30, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) declined 6.65%. Every sector1 within the Index delivered negative returns over the period. The sectors within the Index that turned in the strongest (but still negative) performance over the six-month period were industrials, consumer discretionary, and consumer staples. The sectors within the Index that turned in the weakest performance over the six-month period were materials, energy, and information technology.

Factors Impacting the Fund’s Performance

The Fund had more invested in financials than any other sector over the six-month period.  Financial companies were the most important contributor2 relative to the Index.  The Fund’s financial companies out-performed the corresponding sector within the Index (down 2% versus down 4% for the Index) and had a higher relative average weighting (29% versus 16% for the Index). Berkshire Hathaway3, Progressive, and Hang Lung Group were among the most important contributors to performance. Bank of New York Mellon and Julius Baer Group were among the most important detractors from performance.

Energy companies were the most important detractor from performance. The Fund’s energy companies out-performed the corresponding sector within the Index (down 10% versus down 12% for the Index), but had a higher relative average weighting (16% versus 11% for the Index) in this weaker performing sector. EOG Resources was among the most important contributors to performance. Devon Energy, Transocean, and China Coal Energy were among the most important detractors from performance.

Information technology companies were the second most important detractor from performance. The Fund’s information technology companies under-performed the corresponding sector within the Index (down 16% versus down 10% for the Index) and had a lower relative average weighting (7% versus 19% for the Index). Google and Microsoft were among the most important detractors from performance.

The Fund’s consumer discretionary companies were significant detractors from performance relative to the Index. The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 11% versus down 2% for the Index) and had a lower relative average weighting (7% versus 10% for the Index) in this stronger performing sector.

Other important contributors to performance included Express Scripts, Hershey, and Kuehne & Nagel. Other important detractors from performance included Pfizer, Costco Wholesale, and CVS Caremark.

The Fund had approximately 17% of its net assets invested in foreign companies at June 30, 2010. As a whole these companies under-performed the domestic companies held by the Fund.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: market risk, company risk, financial services risk, foreign country risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	15.45%	(0.68)%	0.81%	N/A	0.93%	0.93%
Class D	15.82%	(0.36)%	N/A	1.37%	0.60%	0.60%
Standard & Poor’s 500® Index	14.43%	(0.79)%	(1.59)%	0.74%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED SPECIAL SHARES, INC.

Performance Overview

Selected Special Shares’ Class S shares delivered a negative return on net asset value of 9.41% (Class D shares declined 9.19%) for the six-month period ended June 30, 2010. Over the same time period, the Russell 3000® Index (“Index”) declined 6.05%. Every sector1 within the Index delivered negative returns over the period. The sectors within the Index that turned in the strongest (but still negative) performance over the six-month period were consumer discretionary, industrials, and consumer staples. The sectors within the Index that turned in the weakest performance over the six-month period were energy, materials, and information technology.

Factors Impacting the Fund’s Performance

Information technology companies were the most important detractor2 from performance. The Fund’s information technology companies under-performed the corresponding sector within the Index (down 15% versus down 10% for the Index) and had a slightly higher relative average weighting (19% versus 18% for the Index). Google3, Microsoft, and Texas Instruments were among the most important detractors from performance.

Material companies were the second most important detractor from performance. The Fund’s material companies under-performed the corresponding sector within the Index (down 21% versus down 11% for the Index) and had a higher relative average weighting (8% versus 4% for the Index) in this weaker performing sector. Monsanto and Sino-Forest were among the most important detractors from performance.

Industrial companies were the most important contributor to performance. The Fund’s industrial companies out-performed the corresponding sector within the Index (up 6% versus down 1% for the Index) and had a lower relative average weighting (7% versus 11% for the Index). Shaw Group and Kuehne & Nagel were among the most important contributors to performance.

Other important contributors to performance included Yum! Brands, Oaktree, IDEXX, and Berkshire Hathaway. Other important detractors from performance included Transocean, Pfizer, and Becton, Dickinson and Co.

The Fund had approximately 19% of its net assets invested in foreign companies at June 30, 2010. As a whole these companies under-performed the domestic companies held by the Fund.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected Special Shares’ principal risks are: market risk, company risk, under $10 billion market capitalization risk, foreign country risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Russell 3000® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED SPECIAL SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected Special Shares Class S versus the Russell 3000® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	11.61%	(2.09)%	(0.47)%	N/A	1.23%	1.23%
Class D	12.15%	(1.69)%	N/A	0.24%	0.77%	0.77%
Russell 3000® Index	15.72%	(0.48)%	(0.92)%	1.27%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.

The performance data for Selected Special Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	79.84%	Energy	16.62%	10.75%
Common Stock (Foreign)	16.93%	Diversified Financials	11.98%	7.74%
Corporate Bonds	1.30%	Insurance	11.43%	3.98%
Convertible Bonds (Foreign)	0.22%	Health Care	10.74%	12.09%
Convertible Bonds (U.S.)	0.13%	Food & Staples Retailing	7.90%	2.53%
Short Term Investments	1.36%	Materials	7.03%	3.44%
Other Assets & Liabilities	0.22%	Information Technology	6.43%	18.76%
	100.00%	Food, Beverage & Tobacco	6.23%	6.18%
		Banks	4.66%	3.20%
		Commercial & Professional Services	2.94%	0.64%
		Transportation	2.61%	1.93%
		Retailing	2.52%	3.46%
		Media	2.29%	3.14%
		Automobiles & Components	2.00%	0.64%
		Household & Personal Products	1.89%	2.82%
		Other	1.51%	10.94%
		Capital Goods	1.22%	7.76%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Occidental Petroleum Corp.	Energy	4.75%
Costco Wholesale Corp.	Food & Staples Retailing	4.67%
Wells Fargo & Co.	Commercial Banks	4.58%
American Express Co.	Consumer Finance	4.44%
EOG Resources, Inc.	Energy	4.16%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.00%
Devon Energy Corp.	Energy	3.11%
CVS Caremark Corp.	Food & Staples Retailing	3.11%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.01%
Loews Corp.	Multi-line Insurance	2.82%

SELECTED FUNDS	Fund Overview
SELECTED SPECIAL SHARES, INC.	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	78.66%	Health Care	20.26%	12.32%
Common Stock (Foreign)	19.06%	Information Technology	18.64%	18.39%
Stock Warrants	0.48%	Materials	8.95%	3.86%
Short Term Investments	1.13%	Diversified Financials	8.09%	6.77%
Other Assets & Liabilities	0.67%	Food, Beverage & Tobacco	7.72%	5.21%
	100.00%	Insurance	6.90%	4.21%
		Energy	5.54%	9.98%
		Media	4.42%	3.11%
		Capital Goods	4.31%	8.25%
		Consumer Services	3.30%	2.15%
		Food & Staples Retailing	3.23%	2.10%
		Consumer Durables & Apparel	2.20%	1.37%
		Transportation	2.17%	1.92%
		Banks	1.90%	3.51%
		Commercial & Professional Services	1.09%	1.02%
		Telecommunication Services	1.02%	2.76%
		Other	0.26%	13.07%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	5.62%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	5.15%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	4.00%
Markel Corp.	Property & Casualty Insurance	3.73%
Coca-Cola Co.	Food, Beverage & Tobacco	3.22%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.19%
Yum! Brands, Inc.	Consumer Services	3.12%
CVS Caremark Corp.	Food & Staples Retailing	3.05%
Microsoft Corp.	Software & Services	3.01%
Walt Disney Co.	Media	2.95%

SELECTED FUNDS	Fund Overview
SELECTED CAPITAL PRESERVATION TRUST -	June 30, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	37.62%	0-30 Days	70.12%
Federal Home Loan Bank	27.84%	31-90 Days	23.77%
Federal Farm Credit Bank	13.63%	91-180 Days	4.36%
Freddie Mac	10.03%	181-397 Days	1.75%
Other Agencies	7.77%		100.00%
Fannie Mae	3.21%
Other Assets & Liabilities	(0.10)%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2010.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS	Expense Example (Unaudited) – (Continued)

	Beginning Account Value (01/01/10)	Ending Account Value (06/30/10)	Expenses Paid During Period* (01/01/10-06/30/10)
Selected American Shares
Class S (annualized expense ratio 0.93%**)
Actual	$1,000.00	$926.23	$4.44
Hypothetical	$1,000.00	$1,020.18	$4.66
Class D (annualized expense ratio 0.60%**)
Actual	$1,000.00	$927.80	$2.87
Hypothetical	$1,000.00	$1,021.82	$3.01

Selected Special Shares
Class S (annualized expense ratio 1.23%**)
Actual	$1,000.00	$905.93	$5.81
Hypothetical	$1,000.00	$1,018.70	$6.16
Class D (annualized expense ratio 0.77%**)
Actual	$1,000.00	$908.07	$3.64
Hypothetical	$1,000.00	$1,020.98	$3.86

Selected Daily Government Fund
Class S (annualized expense ratio 0.23%**)
Actual	$1,000.00	$1,000.21	$1.14
Hypothetical	$1,000.00	$1,023.65	$1.15
Class D (annualized expense ratio 0.23%**)
Actual	$1,000.00	$1,000.21	$1.14
Hypothetical	$1,000.00	$1,023.65	$1.15

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (96.77%)
CONSUMER DISCRETIONARY – (6.01%)
Automobiles & Components – (1.09%)
3,439,500	Harley-Davidson, Inc.	$76,460,085

Consumer Durables & Apparel – (0.17%)
328,596	Hunter Douglas NV (Netherlands)	12,001,436

Consumer Services – (0.02%)
110,200	H&R Block, Inc.	1,729,038

Media – (2.25%)
1,789,000	Grupo Televisa S.A., ADR (Mexico)	31,146,490
138,580	Liberty Media - Starz, Series A *	7,167,357
4,681,250	News Corp., Class A	55,987,750
2,045,000	Walt Disney Co.	64,417,500

		158,719,097

Retailing – (2.48%)
48,600	Amazon.com, Inc. *	5,310,036
2,630,000	Bed Bath & Beyond Inc. *	97,494,100
2,675,000	CarMax, Inc. *	53,232,500
1,732,250	Liberty Media Corp. - Interactive, Series A *	18,188,625

		174,225,261

	Total Consumer Discretionary	423,134,917

CONSUMER STAPLES – (15.77%)
Food & Staples Retailing – (7.78%)
5,988,100	Costco Wholesale Corp.	328,267,642
7,466,945	CVS Caremark Corp.	218,930,827

		547,198,469

Food, Beverage & Tobacco – (6.13%)
1,735,000	Coca-Cola Co.	86,958,200
6,240,950	Diageo PLC (United Kingdom)	98,032,314
2,318,150	Heineken Holding NV (Netherlands)	84,687,072
517,300	Hershey Co.	24,794,189
622,000	Mead Johnson Nutrition Co.	31,174,640
239,000	Nestle S.A. (Switzerland)	11,524,301
1,494,167	Philip Morris International Inc.	68,492,615
945,000	Unilever NV, NY Shares (Netherlands)	25,817,400

		431,480,731

Household & Personal Products – (1.86%)
515,100	Natura Cosmeticos S.A. (Brazil)	11,414,959
1,987,000	Procter & Gamble Co.	119,180,260

		130,595,219

	Total Consumer Staples	1,109,274,419

ENERGY – (16.36%)
4,964,400	Canadian Natural Resources Ltd. (Canada)	164,967,012
41,208,200	China Coal Energy Co. - H (China)	51,273,163
40,430	ConocoPhillips	1,984,709
3,595,442	Devon Energy Corp.	219,034,326
2,977,800	EOG Resources, Inc.	292,926,186
4,334,000	Occidental Petroleum Corp.	334,368,100
4,780,000	OGX Petroleo e Gas Participacoes S.A. (Brazil) *	44,277,895

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
63,000	Schlumberger Ltd.	$3,486,420
831,124	Transocean Ltd. *	38,505,975

	Total Energy	1,150,823,786

FINANCIALS – (28.38%)
Banks – (4.58%)
	Commercial Banks – (4.58%)
12,592,079	Wells Fargo & Co.	322,357,222

Diversified Financials – (11.79%)
	Capital Markets – (6.30%)
1,406,707	Ameriprise Financial, Inc.	50,824,324
7,003,600	Bank of New York Mellon Corp.	172,918,884
1,779,350	Brookfield Asset Management Inc., Class A (Canada)	40,248,897
3,578,510	GAM Holding Ltd. (Switzerland) *	38,671,248
289,000	Goldman Sachs Group, Inc.	37,937,030
3,591,210	Julius Baer Group Ltd. (Switzerland)	102,394,678

		442,995,061

	Consumer Finance – (4.44%)
7,873,100	American Express Co.	312,562,070

	Diversified Financial Services – (1.05%)
219,870	JPMorgan Chase & Co.	8,049,441
2,265,600	Moody's Corp.	45,130,752
289,500	Visa Inc., Class A *	20,482,125

		73,662,318

		829,219,449

Insurance – (11.24%)
	Multi-line Insurance – (3.45%)
82,850	Fairfax Financial Holdings Ltd. (Canada)	30,326,414
39,220	Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	14,363,904
5,962,000	Loews Corp.	198,594,220

		243,284,538

	Property & Casualty Insurance – (6.72%)
2,348	Berkshire Hathaway Inc., Class A *	281,760,000
21,700	Markel Corp. *	7,378,000
9,804,900	Progressive Corp. (Ohio)	183,547,728

		472,685,728

	Reinsurance – (1.07%)
1,567,387	Transatlantic Holdings, Inc.	75,171,880

		791,142,146

Real Estate – (0.77%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	54,170,571

	Total Financials	1,996,889,388

HEALTH CARE – (10.57%)
Health Care Equipment & Services – (3.25%)
901,500	Baxter International Inc.	36,636,960
974,400	Becton, Dickinson and Co.	65,888,928
114,500	Cardinal Health, Inc.	3,848,345
292,000	CareFusion Corp. *	6,628,400

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
2,460,000	Express Scripts, Inc. *	$115,669,200

		228,671,833

Pharmaceuticals, Biotechnology & Life Sciences – (7.32%)
3,068,100	Johnson & Johnson	181,201,986
6,049,673	Merck & Co., Inc.	211,557,065
8,582,200	Pfizer Inc.	122,382,172

		515,141,223

	Total Health Care	743,813,056

INDUSTRIALS – (6.67%)
Capital Goods – (1.20%)
1,818,000	ABB Ltd., ADR (Switzerland)	31,415,040
1,512,283	Tyco International Ltd.	53,277,730

		84,692,770

Commercial & Professional Services – (2.90%)
1,241,000	D&B Corp.	83,295,920
5,363,250	Iron Mountain Inc.	120,458,595

		203,754,515

Transportation – (2.57%)
24,134,198	China Merchants Holdings International Co., Ltd. (China)	79,366,018
17,840,000	China Shipping Development Co. Ltd. - H (China)	22,506,119
7,310,743	Cosco Pacific Ltd. (China)	8,665,312
502,910	Kuehne & Nagel International AG (Switzerland)	51,768,938
1,053,500	LLX Logistica S.A. (Brazil) *	4,295,712
246,833	United Parcel Service, Inc., Class B	14,042,329

		180,644,428

	Total Industrials	469,091,713

INFORMATION TECHNOLOGY – (6.33%)
Semiconductors & Semiconductor Equipment – (1.59%)
4,815,800	Texas Instruments Inc.	112,111,824

Software & Services – (2.35%)
3,401,000	Activision Blizzard, Inc.	35,676,490
129,800	Google Inc., Class A *	57,745,424
3,111,400	Microsoft Corp.	71,562,200

		164,984,114

Technology Hardware & Equipment – (2.39%)
2,133,300	Agilent Technologies, Inc. *	60,649,719
2,482,300	Hewlett-Packard Co.	107,433,944

		168,083,663

	Total Information Technology	445,179,601

MATERIALS – (6.28%)
1,339,500	BHP Billiton PLC (United Kingdom)	34,731,291
930,600	Martin Marietta Materials, Inc.	78,924,186
571,300	Monsanto Co.	26,405,486
186,400	Potash Corp. of Saskatchewan Inc. (Canada)	16,075,136
168,700	Praxair, Inc.	12,819,513
728,187	Rio Tinto PLC (United Kingdom)	31,977,891
7,804,600	Sealed Air Corp.	153,906,712

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
4,561,630	Sino-Forest Corp. (Canada) *	$64,832,523
145,700	Sino-Forest Corp., 144A (Canada)*(a)(b)	2,070,773
462,050	Vulcan Materials Co.	20,251,651

	Total Materials	441,995,162

TELECOMMUNICATION SERVICES – (0.40%)
596,000	America Movil SAB de C.V., Series L, ADR (Mexico)	28,310,000

	Total Telecommunication Services	28,310,000

	TOTAL COMMON STOCK – (Identified cost $5,005,955,435)	6,808,512,042

CONVERTIBLE BONDS – (0.35%)
MATERIALS – (0.22%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	15,758,728

	Total Materials	15,758,728

TELECOMMUNICATION SERVICES – (0.13%)
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	9,060,000

	Total Telecommunication Services	9,060,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $23,365,000)	24,818,728

CORPORATE BONDS – (1.30%)
CONSUMER DISCRETIONARY – (0.89%)
Automobiles & Components – (0.89%)
47,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	62,314,715

	Total Consumer Discretionary	62,314,715

MATERIALS – (0.41%)
25,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (c)	28,888,250

	Total Materials	28,888,250

	TOTAL CORPORATE BONDS – (Identified cost $72,000,000)	91,202,965

SHORT TERM INVESTMENTS – (1.36%)
COMMERCIAL PAPER – (0.43%)
30,000,000	Intesa Funding LLC, 0.30%, 07/01/10	30,000,000

	Total Commercial Paper	30,000,000

REPURCHASE AGREEMENTS – (0.93%)
11,613,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $11,613,010
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $11,845,260)	11,613,000
16,943,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $16,943,005
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $17,281,860)	16,943,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
REPURCHASE AGREEMENTS – (CONTINUED)
$37,161,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $37,161,145
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $37,904,220)	$37,161,000
	Total Repurchase Agreements	65,717,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $95,717,000)	95,717,000

	Total Investments – (99.78%) – (Identified cost $5,197,037,435) – (d)	7,020,250,735
	Other Assets Less Liabilities – (0.22%)	15,796,128
	Net Assets – (100.00%)	$7,036,046,863

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $16,434,677 or 0.23% of the Fund's net assets as of June 30, 2010.

(b)	Restricted Security – See Note 9 of the Notes to Financial Statements.

(c)	Illiquid Security – See Note 9 of the Notes to Financial Statements.

(d)	Aggregate cost for federal income tax purposes is $5,205,350,752. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,170,288,198
	Unrealized depreciation	(355,388,215)
	Net unrealized appreciation	$1,814,899,983

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (97.72%)
CONSUMER DISCRETIONARY – (9.99%)
Automobiles & Components – (0.10%)
2,680	Johnson Controls, Inc.	$72,012

Consumer Durables & Apparel – (2.16%)
45,122	Hunter Douglas NV (Netherlands)	1,648,008

Consumer Services – (3.24%)
6,040	H&R Block, Inc.	94,767
60,900	Yum! Brands, Inc.	2,377,536

		2,472,303

Media – (4.34%)
60,900	Grupo Televisa S.A., ADR (Mexico)	1,060,269
71,350	Walt Disney Co.	2,247,525

		3,307,794

Retailing – (0.15%)
5,670	CarMax, Inc. *	112,833

	Total Consumer Discretionary	7,612,950

CONSUMER STAPLES – (10.75%)
Food & Staples Retailing – (3.17%)
1,730	Costco Wholesale Corp.	94,839
79,330	CVS Caremark Corp.	2,325,955

		2,420,794

Food, Beverage & Tobacco – (7.58%)
48,900	Coca-Cola Co.	2,450,868
31,065	Heineken Holding NV (Netherlands)	1,134,872
20,100	Mead Johnson Nutrition Co.	1,007,412
24,500	Nestle S.A. (Switzerland)	1,181,362

		5,774,514

	Total Consumer Staples	8,195,308

ENERGY – (5.44%)
9,600	Devon Energy Corp.	584,832
15,500	Occidental Petroleum Corp.	1,195,825
27,600	Tenaris S.A., ADR (Argentina)	955,236
30,471	Transocean Ltd. *	1,411,721

	Total Energy	4,147,614

FINANCIALS – (16.11%)
Banks – (1.39%)
	Commercial Banks – (1.39%)
30,100	Banco Santander Brasil S.A., ADS (Brazil)	310,933
29,180	Wells Fargo & Co.	747,008

		1,057,941

Diversified Financials – (7.94%)
	Capital Markets – (2.71%)
52,790	Bank of New York Mellon Corp.	1,303,385
53,800	Charles Schwab Corp.	762,884

		2,066,269

	Diversified Financial Services – (5.23%)
295	CME Group Inc.	83,069

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
89,000	Oaktree Capital Group LLC, Class A (a)	$3,048,250
13,053	Pargesa Holdings S.A., Bearer Shares (Switzerland)	855,941

		3,987,260

		6,053,529

Insurance – (6.78%)
	Insurance Brokers – (0.30%)
3,600	Aon Corp.	133,632
5,018	Brown & Brown, Inc.	96,045

		229,677

	Property & Casualty Insurance – (5.15%)
13,000	Berkshire Hathaway Inc., Class B *	1,035,970
8,355	Markel Corp. *	2,840,700
1,620	W. R. Berkley Corp.	42,865

		3,919,535

	Reinsurance – (1.33%)
1,640	Everest Re Group, Ltd.	115,981
830	RenaissanceRe Holdings Ltd.	46,704
17,768	Transatlantic Holdings, Inc.	852,153

		1,014,838

		5,164,050

	Total Financials	12,275,520

HEALTH CARE – (19.90%)
Health Care Equipment & Services – (6.99%)
30,810	Baxter International Inc.	1,252,118
31,605	Becton, Dickinson and Co.	2,137,130
5,285	CareFusion Corp. *	119,969
27,100	IDEXX Laboratories, Inc. *	1,650,119
750	Laboratory Corp. of America Holdings *	56,513
3,760	UnitedHealth Group Inc.	106,784

		5,322,633

Pharmaceuticals, Biotechnology & Life Sciences – (12.91%)
66,400	Johnson & Johnson	3,921,584
122,573	Merck & Co., Inc.	4,286,378
3,600	Millipore Corp. *	383,940
87,600	Pfizer Inc.	1,249,176

		9,841,078

	Total Health Care	15,163,711

INDUSTRIALS – (7.43%)
Capital Goods – (4.23%)
32,450	ABB Ltd., ADR (Switzerland)	560,736
97,852	Blount International, Inc. *	1,004,940
1,580	Lockheed Martin Corp.	117,710
45,100	Shaw Group Inc. *	1,543,322

		3,226,708

Commercial & Professional Services – (1.07%)
36,166	Iron Mountain Inc.	812,289

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (2.13%)
118,300	Clark Holdings, Inc. *	$36,673
12,460	Kuehne & Nagel International AG (Switzerland)	1,282,617
11,300	Ryanair Holdings PLC, ADR (Ireland)*	306,117

		1,625,407

	Total Industrials	5,664,404

INFORMATION TECHNOLOGY – (18.31%)
Semiconductors & Semiconductor Equipment – (3.91%)
22,200	Altera Corp.	550,560
104,400	Texas Instruments Inc.	2,430,432

		2,980,992

Software & Services – (10.18%)
98,900	Activision Blizzard, Inc.	1,037,461
5,029	Google Inc., Class A *	2,237,302
3,000	International Business Machines Corp.	370,440
99,650	Microsoft Corp.	2,291,950
27,400	NetEase.com Inc., ADR (China)*	868,854
21,500	SAP AG, ADR (Germany)	952,450

		7,758,457

Technology Hardware & Equipment – (4.22%)
64,300	Agilent Technologies, Inc. *	1,828,049
6,972	Cisco Systems, Inc. *	148,504
15,170	Harris Corp.	631,830
14,000	Hewlett-Packard Co.	605,920

		3,214,303

	Total Information Technology	13,953,752

MATERIALS – (8.79%)
22,600	Monsanto Co.	1,044,572
12,300	Sherwin-Williams Co.	851,037
36,680	Sigma-Aldrich Corp.	1,827,764
151,100	Sino-Forest Corp. (Canada)*	2,147,521
840,500	Yingde Gases Group Co., Ltd. (China)*	830,309

	Total Materials	6,701,203

TELECOMMUNICATION SERVICES – (1.00%)
9,000	America Movil SAB de C.V., Series L, ADR (Mexico)	427,500
7,518	American Tower Corp., Class A *	334,551

	Total Telecommunication Services	762,051

	TOTAL COMMON STOCK – (Identified cost $71,408,376)	74,476,513

STOCK WARRANTS – (0.48%)
FINANCIALS – (0.48%)
Banks – (0.48%)
	Commercial Banks – (0.48%)
47,600	Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	367,472

	TOTAL STOCK WARRANTS – (Identified cost $378,644)	367,472

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (1.13%)
$152,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $152,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $155,040)	$152,000
222,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $222,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $226,440)	222,000
486,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $486,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $495,720)	486,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $860,000)	860,000

	Total Investments – (99.33%) – (Identified cost $72,647,020) – (b)	75,703,985
	Other Assets Less Liabilities – (0.67%)	508,172
	Net Assets – (100.00%)	$76,212,157

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $73,325,579. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$9,879,340
	Unrealized depreciation	(7,500,934)
	Net unrealized appreciation	$2,378,406

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	June 30, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value (Note 1)
FANNIE MAE – (3.21%)
$250,000	5.125%, 07/06/10	$250,166
500,000	0.22%, 08/18/10 (a)	499,853
133,000	4.375%, 09/13/10	134,101

	TOTAL FANNIE MAE – (Identified cost $884,120)	884,120

FEDERAL FARM CREDIT BANK – (13.63%)
1,000,000	0.202%, 08/23/10 (b)	999,981
300,000	0.3209%, 09/03/10 (b)	300,000
200,000	0.5509%, 09/03/10 (b)	200,089
100,000	2.33%, 09/03/10	100,340
450,000	5.25%, 09/13/10	454,574
1,000,000	0.13%, 09/21/10 (b)	999,977
200,000	4.70%, 10/20/10	202,540
500,000	0.2722%, 10/26/10 (b)	500,000

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $3,757,501)	3,757,501

FEDERAL HOME LOAN BANK – (27.84%)
200,000	0.145%, 07/09/10 (b)	200,006
1,000,000	3.50%, 07/16/10	1,001,339
350,000	1.30%, 07/30/10	350,288
300,000	4.125%, 08/13/10	301,344
150,000	4.75%, 08/13/10	150,782
325,000	6.875%, 08/13/10	327,514
500,000	3.05%, 09/17/10	502,975
695,000	4.375%, 10/22/10	703,808
1,000,000	0.26%, 11/17/10 (b)	1,000,000
150,000	6.10%, 12/13/10	153,887
150,000	4.00%, 02/15/11	153,338
320,000	5.00%, 03/11/11	330,187
1,000,000	0.20%, 05/06/11 (b)	999,907
500,000	0.19%, 05/27/11 (b)	500,000
500,000	0.265%, 05/27/11 (b)	500,000
500,000	0.33%, 06/15/11 (b)	500,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $7,675,375)	7,675,375

FREDDIE MAC – (10.03%)
300,000	4.125%, 07/12/10	300,347
175,000	0.24%, 07/13/10 (a)	174,986
200,000	0.26%, 07/30/10 (a)	199,958
405,000	5.125%, 08/23/10	407,893
380,000	0.225%, 09/07/10 (a)	379,838
200,000	4.75%, 09/22/10	201,950
1,100,000	0.2044%, 02/01/11 (b)	1,099,312

	TOTAL FREDDIE MAC – (Identified cost $2,764,284)	2,764,284

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	June 30, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

Principal	Security	Value (Note 1)
OTHER AGENCIES – (7.77%)
$2,000,000	FICO Strip, 0.3117%, 09/26/10 (a)	$1,998,530
144,000	Tennessee Valley Authority Strip, 0.4507%, 10/15/10 (a)	143,811

	TOTAL OTHER AGENCIES – (Identified cost $2,142,341)	2,142,341

REPURCHASE AGREEMENTS – (37.62%)
1,833,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $1,833,002
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $1,869,660)	1,833,000
2,674,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $2,674,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $2,727,480)	2,674,000
5,864,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $5,864,023
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $5,981,280)	5,864,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $10,371,000)	10,371,000

	Total Investments – (100.10%) – (Identified cost $27,594,621) – (c)	27,594,621
	Liabilities Less Other Assets – (0.10%)	(27,621)
	Net Assets – (100.00%)	$27,567,000

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.

(b)
The interest rates on floating rate securities, shown as of June 30, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $27,594,621.

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At June 30, 2010 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$7,020,250,735	$75,703,985	$27,594,621
Cash	83,537	2,311	3,006
Cash - foreign currencies**	2,732,400	375,207	–
Receivables:
Capital stock sold	6,920,276	16,333	6,299
Dividends and interest	14,631,581	203,417	77,586
Investment securities sold	2,435,789	95,760	–
Prepaid expenses	106,372	3,569	765
Due from Adviser	–	–	15,250
Total assets	7,047,160,690	76,400,582	27,697,527

LIABILITIES:
Payables:
Capital stock redeemed	5,368,366	2,400	–
Distributions payable	–	–	2,958
Investment securities purchased	–	113,708	99,998
Accrued distribution service fees	949,589	4,324	–
Accrued management fees	3,788,409	41,430	7,705
Accrued transfer agent fees	751,800	12,559	4,225
Other accrued expenses	255,663	14,004	15,641
Total liabilities	11,113,827	188,425	130,527

NET ASSETS	$7,036,046,863	$76,212,157	$27,567,000

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$254,584,800	$2,144,974	$2,756,700
Additional paid-in capital	5,939,032,907	86,379,640	24,810,300
Undistributed net investment income	34,534,958	811,605	–
Accumulated net realized losses from investments and foreign currency transactions	(1,015,359,468)	(16,181,199)	–
Net unrealized appreciation on investments and foreign currency transactions	1,823,253,666	3,057,137	–
Net Assets	$7,036,046,863	$76,212,157	$27,567,000

*Including:
Cost of investments	$5,197,037,435	$72,647,020	$27,594,621
Cost and market value of repurchase agreements (if greater than 10% of assets)	–	–	10,371,000

**Cost of cash - foreign currencies	2,742,232	376,557	–

SELECTED FUNDS	Statements of Assets and Liabilities – (Continued)
At June 30, 2010 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$3,666,873,605	$16,183,871	$4,077,753
Shares outstanding	106,180,116	1,826,664	4,077,753

Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.53	$8.86	$1.00

CLASS D SHARES:
Net assets	$3,369,173,258	$60,028,286	$23,489,247
Shares outstanding	97,487,724	6,753,231	23,489,247

Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.56	$8.89	$1.00

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the six months ended June 30, 2010 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$62,059,045	$1,168,046	$–
Interest	6,900,291	46,096	37,037
Net lending fees	132,682	–	–
Total income	69,092,018	1,214,142	37,037

Expenses:
Management fees (Note 3)	21,327,787	231,006	40,390
Custodian fees	564,525	17,196	6,527
Transfer agent fees:
Class S	2,441,665	24,119	8,011
Class D	530,842	17,226	5,732
Audit fees	28,200	10,200	8,400
Legal fees	50,857	2,700	3,221
Reports to shareholders	366,586	2,748	852
Directors’ fees and expenses	275,251	5,754	3,836
Registration and filing fees	43,272	17,499	17,001
Excise tax expense (Note 1)	–	5,050	–
Miscellaneous	140,158	7,170	4,174
Payments under distribution plan (Note 7):
Class S	5,478,957	22,960	4,970
Total expenses	31,248,100	363,628	103,114
Expenses paid indirectly (Note 4)	(92)	(6)	(7)
Reimbursement/waiver of expenses by Adviser/Distributor (Notes 3 and 7)	–	–	(71,950)
Net expenses	31,248,008	363,622	31,157
Net investment income	37,844,010	850,520	5,880

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	198,678,471	(324,502)	–
Foreign currency transactions	(104,466)	240	–
Net decrease in unrealized appreciation	(797,760,893)	(8,320,611)	–
Net realized and unrealized loss on investments and foreign currency transactions	(599,186,888)	(8,644,873)	–
Net increase (decrease) in net assets resulting from operations	$(561,342,878)	$(7,794,353)	$5,880

*Net of foreign taxes withheld as follows	$1,063,458	$19,008	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the six months ended June 30, 2010 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund

OPERATIONS:
Net investment income	$37,844,010	$850,520	$5,880
Net realized gain (loss) from investments and foreign currency transactions	198,574,005	(324,262)	–
Net decrease in unrealized appreciation on investments and foreign currency transactions	(797,760,893)	(8,320,611)	–
Net increase (decrease) in net assets resulting from operations	(561,342,878)	(7,794,353)	5,880

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(866)
Class D	–	–	(5,014)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(775,174,040)	(1,283,153)	344,302
Class D	(23,561,770)	(1,017,281)	(38,138)
Total increase (decrease) in net assets	(1,360,078,688)	(10,094,787)	306,164

NET ASSETS:
Beginning of period	8,396,125,551	86,306,944	27,260,836
End of period*	$7,036,046,863	$76,212,157	$27,567,000

*Including undistributed net investment income of	$34,534,958	$811,605	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2009

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
OPERATIONS:
Net investment income	$72,873,478	$541,151	$147,189
Net realized loss from investments and foreign currency transactions	(820,578,816)	(7,214,739)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,781,165,680	33,700,405	–
Net increase in net assets resulting from operations	2,033,460,342	27,026,817	147,189

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(36,762,782)	(52,579)	(8,866)
Class D	(37,108,020)	(440,887)	(138,323)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(863,944,809)	(2,611,779)	(510,481)
Class D	(60,905,184)	(1,054,695)	(43,775,612)
Total increase (decrease) in net assets	1,034,739,547	22,866,877	(44,286,093)

NET ASSETS:
Beginning of year	7,361,386,004	63,440,067	71,546,929
End of year*	$8,396,125,551	$86,306,944	$27,260,836

*Including overdistributed net investment income of	$(3,309,052)	$(38,915)	$–

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and Selected Capital Preservation Trust (an Ohio corporation) (“Trust”).  The Trust consists of Selected Daily Government Fund.  The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund primarily invests in equity securities issued by large companies with market capitalizations of at least $10 billion.

Selected Special Shares’ investment objective is capital growth. The Fund invests in a diversified portfolio of small, mid, and large capitalization companies.

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal, and maintenance of liquidity.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the Funds' investment objectives and policies.  There is no assurance that the investment objective of any Fund will be achieved. The Funds' return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

Class S and Class D shares are sold at net asset value.  Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$411,133,481	$5,964,942	$–
Consumer staples	915,030,732	5,879,074
Energy	1,099,550,623	4,147,614	–
Financials	1,801,652,891	8,738,801	–
Health care	743,813,056	15,163,711
Industrials	306,785,326	4,381,787	–
Information technology	445,179,601	13,953,752	–
Materials	375,285,980	5,870,894	–
Telecommunication services	28,310,000	762,051	–
Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	–	–	17,223,621
Convertible debt securities	24,818,728	–	–
Corporate debt securities	91,202,965	–	–
Equity securities*:
Consumer discretionary	12,001,436	1,648,008
Consumer staples	194,243,687	2,316,234	–
Energy	51,273,163	–	–
Financials	195,236,497	3,904,191	–
Industrials	162,306,387	1,282,617	–
Materials	66,709,182	830,309	–
Short-term securities	95,717,000	860,000	10,371,000
Level 3 – Significant Unobservable Inputs:	–	–	–
Total	$7,020,250,735	$75,703,985	$27,594,621

Level 1 to Level 2 transfers**	$102,394,678	$–	–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2010.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required.  Selected Special Shares incurred a 2009 excise tax liability of $5,050 during the six months ended June 30, 2010. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Funds’ financial statements related to those tax positions.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006. At December 31, 2009, each fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards

	Selected American Shares	Selected Special Shares
Expiring
12/31/2012	$29,605,000	$–
12/31/2013	69,420,000	–
12/31/2014	–	–
12/31/2015	–	–
12/31/2016	291,657,000	4,812,000
12/31/2017	724,236,000	10,332,000
Total	$1,114,918,000	$15,144,000

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes – (Continued)

Post October 2009 Capital Losses (expire December 31, 2018)
Selected American Shares	$99,039,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, passive foreign investment company shares, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors/Trustees Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee by the Trust under the plan will be determined based upon the performance of the Selected Funds.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2010 were as follows:

	Selected American Shares	Selected Special Shares
Cost of purchases	$390,634,803	$14,526,629
Proceeds of sales	1,134,108,700	11,346,323

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2010 approximated 0.53% of average net assets for Selected American Shares. The fixed annual rate for Selected Special Shares is 0.55% of the average net assets. The fixed annual rate for the Selected Daily Government Fund is 0.30% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.50% for Class S and D shares. The Adviser also agrees to waive some or all of its advisory fee and to reimburse expenses to the extent necessary so that the Fund’s investment income will not be less than zero until May 1, 2011.  During the six months ended June 30, 2010, such waivers and reimbursements amounted to $15,882 and $51,098 for Class S and Class D shares, respectively.

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for the six months ended June 30, 2010 was $99,357, $5,166, and $1,557 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $92, $6, and $7 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively, during the six months ended June 30, 2010.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2010, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized.  At June 30, 2010, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized.  At June 30, 2010, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized.  Transactions in capital stock were as follows:

Class S	Six months ended June 30, 2010 (Unaudited)
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	10,264,054	29,616	1,922,633
Shares issued in reinvestment of distributions	–	–	430
	10,264,054	29,616	1,923,063
Shares redeemed	(31,264,724)	(164,274)	(1,578,761)
Net increase (decrease)	(21,000,670)	(134,658)	344,302

Proceeds from shares sold	$386,479,252	$290,410	$1,922,633
Proceeds from shares issued in reinvestment of
distributions	–	–	430
	386,479,252	290,410	1,923,063
Cost of shares redeemed	(1,161,653,292)	(1,573,563)	(1,578,761)
Net increase (decrease)	$(775,174,040)	$(1,283,153)	$344,302

Class S	Year ended December 31, 2009
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	29,874,792	125,145	2,652,721
Shares issued in reinvestment of distributions	969,609	5,059	9,740
	30,844,401	130,204	2,662,461
Shares redeemed	(60,645,087)	(468,008)	(3,172,942)
Net decrease	(29,800,686)	(337,804)	(510,481)

Proceeds from shares sold	$893,449,877	$1,036,529	$2,652,721
Proceeds from shares issued in reinvestment of
distributions	35,671,925	48,972	9,740
	929,121,802	1,085,501	2,662,461
Cost of shares redeemed	(1,793,066,611)	(3,697,280)	(3,172,942)
Net decrease	$(863,944,809)	$(2,611,779)	$(510,481)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class D	Six months ended June 30, 2010 (Unaudited)
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	5,094,052	112,994	3,971,720
Shares issued in reinvestment of distributions	–	–	2,501
	5,094,052	112,994	3,974,221
Shares redeemed	(5,706,541)	(217,349)	(4,012,359)
Net decrease	(612,489)	(104,355)	(38,138)

Proceeds from shares sold	$190,604,757	$1,096,823	$3,971,720
Proceeds from shares issued in reinvestment of
distributions	–	–	2,501
	190,604,757	1,096,823	3,974,221
Cost of shares redeemed	(214,166,527)	(2,114,104)	(4,012,359)
Net decrease	$(23,561,770)	$(1,017,281)	$(38,138)

Class D	Year ended December 31, 2009
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	11,637,523	305,178	6,677,409
Shares issued in reinvestment of distributions	773,829	29,925	175,020
	12,411,352	335,103	6,852,429
Shares redeemed	(15,383,362)	(500,773)	(50,628,041)
Net decrease	(2,972,010)	(165,670)	(43,775,612)

Proceeds from shares sold	$361,723,094	$2,609,144	$6,677,409
Proceeds from shares issued in reinvestment of
distributions	28,431,483	289,689	175,020
	390,154,577	2,898,833	6,852,429
Cost of shares redeemed	(451,059,761)	(3,953,528)	(50,628,041)
Net decrease	$(60,905,184)	$(1,054,695)	$(43,775,612)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the six months ended June 30, 2010.

NOTE 7 - DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets.  For the six months ended June 30, 2010, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $5,478,957, $22,960, and $4,970, respectively.

Davis Distributors, LLC has entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares until December 31, 2010. During the six months ended June 30, 2010, such fee elimination amounted to $4,970.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 8 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2010, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 9 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of illiquid securities in Selected American Shares amounted to $116,021,693 or 1.65% of the Fund’s net assets as of June 30, 2010. The aggregate value of restricted securities in Selected American Shares amounted to $16,434,677 or 0.23% of the Fund’s net assets as of June 30, 2010. The aggregate value of illiquid securities in Selected Special Shares amounted to $3,048,250 or 4.00% of the Fund’s net assets as of June 30, 2010. Information regarding illiquid and restricted securities is as follows:

					Cost per	Valuation per
		Acquisition		Units/	Unit/	Unit/Share as of
Fund	Security	Date	Principal	Shares	Share	June 30, 2010

Selected
American	Fairfax Financial
Shares	Holdings Ltd., 144A	02/23/10	N/A	39,220	$355.00	$366.24

Selected
American	Harley-Davidson, Inc., Sr.
Shares	Notes, 15.00%, 02/01/14	02/03/09	$47,000,000	470,000	$100.00	$132.58

Selected	Level 3 Communications,
American	Inc., Conv. Sr. Notes,
Shares	15.00%, 01/15/13	12/23/08	$8,000,000	80,000	$100.00	$113.25

Selected
American	Sealed Air Corp., Sr. Notes,
Shares	12.00%, 02/14/14	01/26/09	$25,000,000	250,000	$100.00	$115.55

Selected
American
Shares	Sino-Forest Corp., 144A	12/11/09	N/A	145,700	$15.85	$14.21

Selected
American	Sino-Forest Corp., Conv. Sr.
Shares	Notes, 5.00%, 08/01/13	07/17/08	$15,365,000	153,650	$100.00	$102.56

Selected
Special	Oaktree Capital Group LLC,
Shares	Class A	05/21/07	N/A	89,000	$26.90	$34.25

NOTE 10 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to June 30, 2010 and through the issuance of the financial statements, which required adjustments and/or additional disclosure.

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2010d	$37.28	$0.15e	$(2.90)	$(2.75)
Year ended December 31, 2009	$28.54	$0.27e	$8.76	$9.03
Year ended December 31, 2008	$47.78	$0.34e	$(19.23)	$(18.89)
Year ended December 31, 2007	$46.06	$0.49e	$1.72	$2.21
Year ended December 31, 2006	$40.24	$0.30e	$5.81	$6.11
Year ended December 31, 2005	$36.87	$0.31	$3.34	$3.65
Selected American Shares Class D:
Six months ended June 30, 2010d	$37.25	$0.21e	$(2.90)	$(2.69)
Year ended December 31, 2009	$28.50	$0.36e	$8.77	$9.13
Year ended December 31, 2008	$47.79	$0.48e	$(19.28)	$(18.80)
Year ended December 31, 2007	$46.07	$0.63e	$1.73	$2.36
Year ended December 31, 2006	$40.23	$0.45e	$5.81	$6.26
Year ended December 31, 2005	$36.86	$0.41e	$3.35	$3.76
Selected Special Shares Class S:
Six months ended June 30, 2010d	$9.78	$0.08e	$(1.00)	$(0.92)
Year ended December 31, 2009	$6.80	$0.03e	$2.98	$3.01
Year ended December 31, 2008	$12.30	$0.04e	$(5.54)	$(5.50)
Year ended December 31, 2007	$13.98	$–e,g	$(0.17)	$(0.17)
Year ended December 31, 2006	$12.47	$(0.03)e	$2.22	$2.19
Year ended December 31, 2005	$12.44	$0.02	$1.03	$1.05
Selected Special Shares Class D:
Six months ended June 30, 2010d	$9.79	$0.10e	$(1.00)	$(0.90)
Year ended December 31, 2009	$6.81	$0.07e	$2.98	$3.05
Year ended December 31, 2008	$12.30	$0.08e	$(5.54)	$(5.46)
Year ended December 31, 2007	$13.98	$0.05e	$(0.17)	$(0.12)
Year ended December 31, 2006	$12.46	$0.02e	$2.23	$2.25
Year ended December 31, 2005	$12.42	$0.05e	$1.04	$1.09

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$34.53	(7.38)%	$3,667	0.93%f	0.93%f	0.79%f	5%
$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%
$(0.49)	$–	$–	$(0.49)	$47.78	4.79%	$7,602	0.90%	0.88%	1.01%	8%
$(0.29)	$–	$–	$(0.29)	$46.06	15.19%	$7,509	0.90%	0.90%	0.72%	9%
$(0.28)	$–	$–	$(0.28)	$40.24	9.90%	$7,978	0.90%	0.90%	0.81%	4%

$–	$–	$–	$–	$34.56	(7.22)%	$3,369	0.60%f	0.60%f	1.12%f	5%
$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%
$(0.64)	$–	$–	$(0.64)	$47.79	5.11%	$5,020	0.57%	0.57%	1.32%	8%
$(0.42)	$–	$–	$(0.42)	$46.07	15.59%	$4,407	0.58%	0.58%	1.04%	9%
$(0.39)	$–	$–	$(0.39)	$40.23	10.19%	$1,675	0.61%	0.60%	1.11%	4%

$–	$–	$–	$–	$8.86	(9.41)%	$16	1.23%f	1.23%f	1.66%f	14%
$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%
$(0.01)	$(1.50)	$–	$(1.51)	$12.30	(1.27)%	$42	1.17%	1.17%	(0.03)%	36%
$(0.11)	$(0.57)	$–	$(0.68)	$13.98	17.74%	$55	1.16%	1.16%	(0.20)%	41%
$(0.13)	$(0.89)	$–	$(1.02)	$12.47	8.45%	$68	1.16%	1.12%	0.11%	53%

$–	$–	$–	$–	$8.89	(9.19)%	$60	0.77%f	0.77%f	2.12%f	14%
$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%
$(0.03)	$–	$–g	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%
$(0.06)	$(1.50)	$–	$(1.56)	$12.30	(0.89)%	$94	0.81%	0.81%	0.33%	36%
$(0.16)	$(0.57)	$–	$(0.73)	$13.98	18.19%	$95	0.83%	0.83%	0.13%	41%
$(0.16)	$(0.89)	$–	$(1.05)	$12.46	8.83%	$55	0.87%	0.86%	0.37%	53%

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended June 30, 2010d	$1.000	$–h	$–	$–h
Year ended December 31, 2009	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Year ended December 31, 2007	$1.000	$0.044	$–	$0.044
Year ended December 31, 2006	$1.000	$0.043	$–	$0.043
Year ended December 31, 2005	$1.000	$0.025	$–	$0.025
Selected Daily Government Fund Class D:
Six months ended June 30, 2010d	$1.000	$–h	$–	$–h
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024
Year ended December 31, 2007	$1.000	$0.048	$–	$0.048
Year ended December 31, 2006	$1.000	$0.045	$–	$0.045
Year ended December 31, 2005	$1.000	$0.027	$–	$0.027

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–h	$–	$–	$–h	$1.000	0.02%	$4	1.28%f	0.23%f	0.05%f	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.20%	$4	1.17%	0.54%	0.31%	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.50%	$5	0.97%	0.75%	4.41%	NA
$(0.043)	$–	$–	$(0.043)	$1.000	4.33%	$6	0.67%	0.67%	4.28%	NA
$(0.025)	$–	$–	$(0.025)	$1.000	2.57%	$100	0.68%	0.67%	2.54%	NA

$–h	$–	$–	$–h	$1.000	0.02%	$23	0.68%f	0.23%f	0.05%f	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.29%	$24	0.57%	0.44%	0.41%	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA
$(0.048)	$–	$–	$(0.048)	$1.000	4.85%	$110	0.41%	0.41%	4.75%	NA
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$104	0.40%	0.40%	4.55%	NA
$(0.027)	$–	$–	$(0.027)	$1.000	2.75%	$11	0.50%	0.50%	2.71%	NA

e	Per share calculations were based on average shares outstanding for the period.

f	Annualized.

g	Less than $0.005 per share.

h	Less than $0.0005 per share.

See Notes to Financial Statements

SELECTED FUNDS	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Selected Advisers” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Selected Advisers in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in April 2010 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Selected American Shares, Selected Special Shares, and Selected Daily Government Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Selected Advisers to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Selected Advisers is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Selected Advisers has attempted to have a meaningful, positive impact on investor behavior.

Davis Selected Advisers and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Selected Advisers’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Selected Advisers and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Selected Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Selected Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Selected Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Selected Advisers to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

SELECTED FUNDS	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Selected Advisers’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints, if applicable.

Effective July 1, 2009, Davis Selected Advisers voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55% for both Selected American Shares and Selected Special Shares. The former fee schedules for Selected American Shares and Selected Special Shares began at 0.65% and 0.70%, respectively. Selected American Shares now has a fee schedule beginning at 0.55% and declines from there in a series of breakpoints. Selected Special Shares now has a flat fee of 0.55%. These reductions have resulted in fees which are both lower than under the Funds’ previous schedules and lower than the average fees of their peer groups as determined by an independent service provider.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Selected Advisers, the extent to which economies of scale might be realized if any of the Funds’ net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to each Fund and the costs incurred by Davis Selected Advisers in providing such services. The Independent Directors considered various potential benefits that Davis Selected Advisers may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Selected American Shares

The Independent Directors noted that Selected American Shares Class S had out-performed its benchmark, the Standard & Poor’s 500® Index, over the 1-, 5-, and 10-year time periods and under-performed over the 3-year time period, all ended March 31, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the 1-, 5-, and 10-year time periods and under-performed over the 3-year time period, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 10 of the 12 rolling five calendar year time frames, and its peer group in all of the 12 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed both the Index and its peer group in all 7 rolling ten calendar year time frames ended December 31, 2009.

The Independent Directors considered the contractual advisory fee, noting that it was above the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. Davis Selected Advisers obtained additional information from the independent service provider showing the contractual advisory fee to be below the average and median of all Large-Cap Funds.

The Independent Directors also considered the total expense ratio for Selected American Shares Class S, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

SELECTED FUNDS	Director Approval of Advisory Agreements – (Continued)

Selected Special Shares

The Independent Directors noted that Selected Special Shares Class S had out-performed its benchmark, the Russell 3000® Index, over the 1- and 10-year time periods and under-performed over the 3- and 5-year time periods, all ended March 31, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the 1-year time period and under-performed over the 3-, 5-, and 10-year time periods, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Russell 3000® Index in 6 of the 12 rolling five calendar year time frames, and its peer group in 5 of the 12 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed the Russell 3000® Index in 4 of the 7 rolling ten calendar year time frames, and its peer group in 1 of the 7 rolling ten calendar year time frames ended December 31, 2009. Davis Selected Advisers began managing Selected Special Shares on a daily basis in May 2001 and believes that the rolling five calendar year time frames are more relevant given its tenure.

The Independent Directors also considered the total expense ratio for Selected Special Shares Class S, noting that the expenses were higher than the average, but within range, of its peer group as determined by an independent service provider.

Selected Daily Government Fund

The Independent Directors noted that a report produced by an independent service provider indicated that Selected Daily Government Fund Class S out-performed the average performance of its peer group as determined by an independent service provider over the 1-, 3-, 5-, and 10-year time periods.

The Independent Directors also considered the total expense ratio for Selected Daily Government Fund Class S, noting that the expenses were higher than the average, but within the range, of its peer group as determined by an independent service provider.  The Independent Directors also noted that the Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses so that net investment income will not be less than zero until May 1, 2011.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Selected Advisers had provided Selected American Shares, Selected Special Shares, and Selected Daily Government Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Selected Advisers’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Selected Advisers in providing such service, and in comparison to the range of the advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com, or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

William P. Barr (05/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3	Director, Holcim (U.S.) Inc. (supplier of Portland and blended cements); Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Director, Hartford Foundation for Public Giving; Trustee, Connecticut Public Broadcasting Networks.

Jerome E. Hass (06/01/40)	Director	Director since 1997	James B. Rubin Professor of Finance Emeritus, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; Co-Owner of B&H Enterprises of Ithaca (dba Ithaca Agway True Value) since 2000.	3	None

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director of Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company.	3	None

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	9	Director of certain Davis Funds (consisting of 6 portfolios).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	10	Director of certain Davis Funds (consisting of 7 portfolios); Director, Washington Post Co. (newspaper publisher).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Selected Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

        (a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: August 18, 2010

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

 Date: August 18, 2010